EARNINGS / (LOSS) PER SHARE	12 Months Ended
Dec. 31, 2011
EARNINGS / (LOSS) PER SHARE
13.	EARNINGS / (LOSS) PER SHARE

The following table sets forth the computation of basic and diluted earnings per share for the year ended December 31:

	2011	2011	2010	2009
	USD	RMB	RMB	RMB
Numerator for basic and diluted earnings per share:
Income / (loss) before extraordinary item	(24,883)	(156,605)	112,375	73,487
Extraordinary item	—	—	—	6,737

Net income / (loss) attributable to Cogo Group, Inc.	(24,883)	(156,605)	112,375	80,224
Denominator:
Basic weighted average shares		37,094,995	37,275,427	36,541,037
Effect of dilutive non-vested equity share units, performance shares, options and warrants		—	913,387	1,132,314

Diluted weighted average shares		37,094,995	38,188,814	37,673,351

Income / (loss) before extraordinary item	(0.67)	(4.22)	3.01	2.01
Extraordinary item	—	—	—	0.19

Basic earnings / (loss) per share	(0.67)	(4.22)	3.01	2.20

Income / (loss) before extraordinary item	(0.67)	(4.22)	2.94	1.95
Extraordinary item	—	—	—	0.18

Diluted earnings / (loss) per share	(0.67)	(4.22)	2.94	2.13

As of December 31, 2011, no potential common shares were dilutive because of the net loss, therefore basic and dilutive EPS are the same. Non-vested equity share units, performance shares, and options and warrants amounting to 234 thousand and 661 thousand, as of December 31, 2010 and 2009, respectively are excluded from the Company’s dilutive computation as their effect would be anti-dilutive.